Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$499,309.57

Principal:
Principal Collections	$9,639,120.20
Prepayments in Full	$3,644,834.01
Liquidation Proceeds	$54,946.98
Recoveries	$34,601.87
Sub Total	$13,373,503.06
Collections	$13,872,812.63

Purchase Amounts:
Purchase Amounts Related to Principal	$5,103.22
Purchase Amounts Related to Interest	$33.53
Sub Total	$5,136.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,877,949.38

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,877,949.38
Servicing Fee	$191,423.95	$191,423.95	$0.00	$0.00	$13,686,525.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,686,525.43
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,686,525.43
Interest - Class A-3 Notes	$48,982.11	$48,982.11	$0.00	$0.00	$13,637,543.32
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$13,513,991.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,513,991.32
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$13,463,758.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,463,758.32
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$13,426,272.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,426,272.65
Regular Principal Payment	$12,244,315.67	$12,244,315.67	$0.00	$0.00	$1,181,956.98
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,181,956.98
Residual Released to Depositor	$0.00	$1,181,956.98	$0.00	$0.00	$0.00

Total		$13,877,949.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,244,315.67
Total					$12,244,315.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,244,315.67	$33.88	$48,982.11	$0.14	$12,293,297.78	$34.02
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$12,244,315.67	$11.63	$260,252.78	$0.25	$12,504,568.45	$11.88

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$45,564,756.31	0.1260715	$33,320,440.64	0.0921931
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$193,184,756.31	0.1835223	$180,940,440.64	0.1718904

Pool Information
Weighted Average APR	2.652%	2.664%
Weighted Average Remaining Term	26.95	26.16
Number of Receivables Outstanding	15,112	14,747
Pool Balance	$229,708,745.33	$216,172,190.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$215,051,927.63	$202,604,563.63
Pool Factor	0.2004109	0.1886008

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$13,567,626.57
Targeted Overcollateralization Amount	$35,231,749.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,231,749.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		33	$192,550.72
(Recoveries)		37	$34,601.87
Net Loss for Current Collection Period			$157,948.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8251%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3738%
Second Prior Collection Period			0.2470%
Prior Collection Period			0.7535%
Current Collection Period			0.8502%
Four Month Average (Current and Prior Three Collection Periods)			0.5561%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,379	$5,623,780.11
(Cumulative Recoveries)			$1,337,742.45
Cumulative Net Loss for All Collection Periods			$4,286,037.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3739%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,078.16
Average Net Loss for Receivables that have experienced a Realized Loss			$3,108.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.57%	163	$3,394,184.54
61-90 Days Delinquent	0.20%	21	$426,797.52
91-120 Days Delinquent	0.09%	7	$185,299.80
Over 120 Days Delinquent	0.20%	16	$427,226.54
Total Delinquent Receivables	2.05%	207	$4,433,508.40

Repossession Inventory:
Repossessed in the Current Collection Period		6	$125,808.20
Total Repossessed Inventory		13	$269,620.24

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3218%
Prior Collection Period			0.3242%
Current Collection Period			0.2984%
Three Month Average			0.3148%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4808%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	38

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	33	$644,042.39
2 Months Extended	63	$1,416,245.21
3+ Months Extended	16	$360,100.99

Total Receivables Extended	112	$2,420,388.59
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer